ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2021	2020
Accounts payable	$11,258	$9,543
Provisions	4,244	5,065
Lease liabilities	9,041	8,223
Other liabilities	28,003	27,851
Total	$52,546	$50,682

Disclosure of current and non-current accounts payable and other [Table Text Block]
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
Current	$29,136	$25,857
Non-current	23,410	24,825
Total	$52,546	$50,682

Schedule of post-employment benefit plans

AS AT DEC. 31 (MILLIONS)	2021	2020
Plan assets	$3,503	$3,335
Less accrued benefit obligation:
Defined benefit pension plan	(4,352)	(4,613)
Other post-employment benefits	(163)	(185)
Net liability	(1,012)	(1,463)
Less: net actuarial (losses) gains and other	(29)	11
Accrued benefit liability	$(1,041)	$(1,452)